CONSOLIDATED STATEMENTS OF CAPITALIZATION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Secured Long-term debt:
Total Secured Long-term debt	$ 12,388,625	$ 12,096,552
Commercial paper refinanced on a long-term basis	254,463	0
Total Long-term debt	12,643,088	12,096,552
Obligations under finance leases	43,586	52,937
Obligation under Rocky Mountain transactions	31,910	29,862
Other	5,715	5,152
Patronage capital and membership fees	1,328,418	1,257,917
Subtotal	14,052,717	13,442,420
Less: long-term debt and finance leases due within one year	(398,979)	(384,426)
Less: unamortized debt issuance costs	(97,623)	(97,850)
Less: unamortized bond discounts on long-term debt	(22,705)	(22,710)
Total capitalization	13,533,410	12,937,434
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.48% at December 31, 2024) due in quarterly installments through 2048
Secured Long-term debt:
Secured long-term debt, gross	2,796,291	2,663,385
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2024) due in quarterly installments through 2044
Secured Long-term debt:
Secured long-term debt, gross	4,050,644	4,177,967
Public | First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035
Secured Long-term debt:
Secured long-term debt, gross	300,000	300,000
Public | First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031
Secured Long-term debt:
Secured long-term debt, gross	437,500	500,000
Public | First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039
Secured Long-term debt:
Secured long-term debt, gross	400,000	400,000
Public | First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024
Secured Long-term debt:
Secured long-term debt, gross	0	1,010
Public | First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040
Secured Long-term debt:
Secured long-term debt, gross	450,000	450,000
Public | First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050
Secured Long-term debt:
Secured long-term debt, gross	300,000	300,000
Public | First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042
Secured Long-term debt:
Secured long-term debt, gross	250,000	250,000
Public | First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044
Secured Long-term debt:
Secured long-term debt, gross	250,000	250,000
Public | First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046
Secured Long-term debt:
Secured long-term debt, gross	250,000	250,000
Public | First mortgage bonds payable: Series 2018A First Mortgage Bonds, 5.05% due 2048
Secured Long-term debt:
Secured long-term debt, gross	500,000	500,000
Public | First mortgage bonds payable: Series 2020A First Mortgage Bonds, 3.75% due 2048
Secured Long-term debt:
Secured long-term debt, gross	450,000	450,000
Public | First mortgage bonds payable Series 2022A First Mortgage Bonds, 4.50% due 2047
Secured Long-term debt:
Secured long-term debt, gross	500,000	500,000
Public | First mortgage bonds payable: Series 2022A First Mortgage Bonds 6.20% due 2053
Secured Long-term debt:
Secured long-term debt, gross	400,000	400,000
Public | First Mortgage Bonds Payable Series 2024A First Mortgage Bonds 5.80% Due 2054
Secured Long-term debt:
Secured long-term debt, gross	350,000	0
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 1.50% through April 1, 2020, due 2038 through 2040
Secured Long-term debt:
Secured long-term debt, gross	212,760	212,760
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A, B Burke, Indexed put bonds - weekly reset, 4.61% due 2040 through 2045
Secured Long-term debt:
Secured long-term debt, gross	91,645	91,645
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125%, due 2041 through 2045
Secured Long-term debt:
Secured long-term debt, gross	200,000	200,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3, 2025, due 2041 through 2045
Secured Long-term debt:
Secured long-term debt, gross	100,000	100,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series2017F Burke indexed put bonds-weekly reset, 5.07% due 2040 through 2045
Secured Long-term debt:
Secured long-term debt, gross	$ 99,785	$ 99,785